Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2020	2019	2020	2019	2020	2019	2020
	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	399	370	971	937	582	537	435
Cash and cash equivalents	54	59	33	35	26	47	66
All other current assets	4	2	26	22	5	3	6
Non-current liabilities	(45)	(11)	(315)	(326)	(29)	2	(232)
Current liabilities	(16)	(28)	(43)	(84)	(10)	(375)	(2)
Net assets	396	392	672	584	574	214	273
Group’s ownership interest in joint venture/associate	198	196	176	153	287	107	139
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	—	—	(10)
Carrying amount of the Group’s investment	198	196	176	153	287	107	129

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2020	2019	2020	2019	2020	2019	2020
	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	80	87	206	166	45	12	19
Depreciation and amortisation	(14)	(13)	(46)	(34)	(23)	(4)	(7)
Other costs	(10)	(10)	(20)	(24)	(8)	(4)	(10)
Operating profit	56	64	140	108	14	4	2
Net interest expense	—	—	(22)	(11)	—	—	(3)
Profit before tax	56	64	118	97	14	4	(1)
Income tax expense	(10)	(10)	—	—	(2)	—	—
Profit for the year	46	54	118	97	12	4	(1)
Group’s share of profit/(loss)	23	27	31	25	6	2	(1)
Group adjustment: Tax charge	—	—	(9)	—	—	—	—
Group’s share of post-tax results for the year	23	27	22	25	6	2	(1)

	2020			2019
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	291	317	608	1,807	361	2,168
Exchange adjustments	20	12	32	17	(6)	11
Additions	16	156	172	58	85	143
Capitalisation of shareholder loan to Nemo Link Limited	—	176	176	—	—	—
Impairment charge against investment in Quadgas	—	—	—	(43)	—	(43)
Transfer of interest in Quadgas to assets held for sale	—	—	—	(1,625)	—	(1,625)
Share of post-tax results for the year	40	47	87	67	11	78
Share of other comprehensive income of associates, net of tax	1	—	1	37	—	37
Dividends received	(41)	(34)	(75)	(38)	(30)	(68)
Other movements¹	14	(20)	(6)	11	(104)	(93)
Share of net assets at 31 March	341	654	995	291	317	608

1.	Other movements on joint ventures relate to reducing the carrying value of the investment in St William Homes LLP to reflect deferred income we expect to recognise over the next 10 years.

Disclosure of associates

	2020			2019
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	291	317	608	1,807	361	2,168
Exchange adjustments	20	12	32	17	(6)	11
Additions	16	156	172	58	85	143
Capitalisation of shareholder loan to Nemo Link Limited	—	176	176	—	—	—
Impairment charge against investment in Quadgas	—	—	—	(43)	—	(43)
Transfer of interest in Quadgas to assets held for sale	—	—	—	(1,625)	—	(1,625)
Share of post-tax results for the year	40	47	87	67	11	78
Share of other comprehensive income of associates, net of tax	1	—	1	37	—	37
Dividends received	(41)	(34)	(75)	(38)	(30)	(68)
Other movements¹	14	(20)	(6)	11	(104)	(93)
Share of net assets at 31 March	341	654	995	291	317	608

1.	Other movements on joint ventures relate to reducing the carrying value of the investment in St William Homes LLP to reflect deferred income we expect to recognise over the next 10 years.
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2020	2019	2020	2019	2020	2019	2020
	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	399	370	971	937	582	537	435
Cash and cash equivalents	54	59	33	35	26	47	66
All other current assets	4	2	26	22	5	3	6
Non-current liabilities	(45)	(11)	(315)	(326)	(29)	2	(232)
Current liabilities	(16)	(28)	(43)	(84)	(10)	(375)	(2)
Net assets	396	392	672	584	574	214	273
Group’s ownership interest in joint venture/associate	198	196	176	153	287	107	139
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	—	—	(10)
Carrying amount of the Group’s investment	198	196	176	153	287	107	129

	BritNed Development Limited		Millennium Pipeline Company LLC		Nemo Link Limited		Emerald Energy Venture LLC
	2020	2019	2020	2019	2020	2019	2020
	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	80	87	206	166	45	12	19
Depreciation and amortisation	(14)	(13)	(46)	(34)	(23)	(4)	(7)
Other costs	(10)	(10)	(20)	(24)	(8)	(4)	(10)
Operating profit	56	64	140	108	14	4	2
Net interest expense	—	—	(22)	(11)	—	—	(3)
Profit before tax	56	64	118	97	14	4	(1)
Income tax expense	(10)	(10)	—	—	(2)	—	—
Profit for the year	46	54	118	97	12	4	(1)
Group’s share of profit/(loss)	23	27	31	25	6	2	(1)
Group adjustment: Tax charge	—	—	(9)	—	—	—	—
Group’s share of post-tax results for the year	23	27	22	25	6	2	(1)